Transactions with Related Parties, Central Mare (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Transactions with Related Parties [Abstract]
Due from related parties	$ 1,833		$ 1,078
Related Party [Member] | Central Mare [Member]
Transactions with Related Parties [Abstract]
Due from related parties	1,886		$ 1,099
Fees and expenses	$ 57	$ 0